DEBT (Tables)	3 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM DEBT OBLIGATIONS

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	March 31, 2021	December 31, 2020

Secured Term Loan	$277,500	$285,000
Secured Revolving Credit Facility	65,000	65,000
CIB Long-Term Debt	10,000	10,000
Less: unamortized debt issuance costs	(3,693)	(3,886)
Total loans and borrowings	348,807	356,114
Less: current installments of long-term debt	(50,327)	(47,500)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$298,480	$308,614

Secured Facilities Agreement

On May 5, 2019, the Company entered into a $450.0 million term loan, revolving credit, and working capital facilities agreement (the “Secured Facilities Agreement”) with Arab Petroleum Investments Corporation (“APICORP”) – Bahrain Banking Branch, HSBC Bank Middle East Limited (“HSBC”), Mashreqbank PSC and Saudi British Bank acting as initial mandated lead arrangers and bookrunners, Mashreqbank PSC acting as global agent, APICORP and Mashreqbank PSC acting as security agents, NPS Bahrain for Oil and Gas Wells Services WLL (“NPS Bahrain”) and its Kuwait branch, Gulf Energy SAOC and National Petroleum Technology Company as borrowers, and HSBC, Mashreqbank PSC, APICORP and Saudi British Bank, as the “Lenders.” On May 23, 2019 and June 20, 2019, the Company entered into $35.0 million and $40.0 million Incremental Facilities Agreements, respectively, increasing the size of the Secured Facilities Agreement to $485.0 million and $525.0 million, respectively. During the year ended December 31, 2020, the Secured Facilities Agreement was reduced to $501.3 million primarily as a result of the non-renewal of a project-specific letter of credit and the payment of the first two installments of the long-term loan. During the quarter ended March 31, 2021, the Secured Facilities Agreement was reduced to $489.4 million primarily as a result of the non-renewal of a project-specific letter of credit and the payment of the third installments of the long-term loan.

The $489.9 million Secured Facilities Agreement consists of a $277.5 million term loan due by May 6, 2025 (the “Term Loan” or “Secured Term Loan”), a $65.0 million revolving credit facility due by May 6, 2023 (“RCF” or “Secured Revolving Credit Facility”), and a $146.9 million working capital facility that renews annually by mutual agreement of the Lenders and the Company. Borrowings under the Term Loan and RCF incur interest at the rate of three-month LIBOR plus 2.4% to 2.7% per annum, varying based on the Company’s Net Debt / EBITDA ratio as defined in the Secured Facilities Agreement. As of March 31, 2021, and December 31, 2020, this resulted in an interest rate of 2.6% and 2.6%, respectively. As of March 31, 2021, and December 31, 2020, the Company had drawn $277.5 million and $285.0 million, respectively, of the Term Loan and $65 million and $65 million, respectively, of the RCF.

The RCF was obtained for general corporate and working capital purposes including capital expenditure related requirements and acquisitions (including transaction related expenses). The RCF requires the payment of a commitment fee each quarter. The commitment fee is computed at the rate of 0.60% per annum based on the average daily amount by which the borrowing base exceeds the outstanding borrowings during each quarter. Under the terms of the RCF, the final settlement is due by May 6, 2023. The Company is required to repay the amount of any principal balance outstanding together with any unpaid accumulated interest at three-month LIBOR plus 2.4% to 2.7% per annum, varying based on the Company’s Net Debt / EBITDA ratio as defined in the Secured Facilities Agreement. The Company is permitted to make any prepayment under this RCF in multiples of $5.0 million during this 4-year period up to May 6, 2023. Any unutilized balances from the RCF can be drawn down again during the 4-year tenure at the same terms. As of March 31, 2021, and December 31, 2020, the Company had $0.0 (zero) million and $0.0 (zero) million, respectively, available to be drawn under the RCF.

The Secured Facilities Agreement also includes a working capital facility of $146.9 million and $151.3 million as of March 31, 2021 and December 31, 2020, respectively, for issuance of letters of guarantee and letters of credit and refinancing letters of credit into short-term debt over a period of one year, which carries an interest rate equal to three-month U.S. Dollar LIBOR for the applicable interest period, plus a margin of 1.00% to 1.25% per annum. As of March 31, 2021, and December 31, 2020, the Company had utilized $128.0 million and $129.4 million, respectively, under this working capital facility and the balance of $18.9 million and $21.9 million, respectively, was available to the Company.

The Company has also retained legacy bilateral working capital facilities from HSBC totaling $24.7 million and $24.7 million at March 31, 2021 and December 31, 2020, respectively, in Qatar ($10.3 million at March 31, 2021, $10.3 million at December 31, 2020), in the UAE ($14.3 million at March 31, 2021, and $14.3 million at December 31, 2020) and in Kuwait ($0.1 million at March 31, 2021 and $0.1 million at December 31, 2020). As of March 31, 2021, and December 31, 2020, the Company had utilized $17.9 million and $18.5 million, respectively, under this working capital facility and the balance of $6.8 million and $6.2 million, respectively, was available to the Company.

Utilization of the working capital facilities under both the legacy arrangement and Secured Facilities Agreement comprises letters of credit issued to vendors, guarantees issued to customers, vendors, and others, and short-term borrowings used to settle letters of credit. Once a letter of credit is presented for payment by the vendor, the Company at its election can settle the letter of credit from available cash or leverage short-term borrowings available under both the legacy arrangement and Secured Facilities Agreement that will be repaid quarterly over a one-year period. Until a letter of credit is presented for payment by the vendor, it is disclosed as an off-balance sheet obligation. For additional discussion of outstanding letters of credit and guarantees, see Note 14, Commitments and Contingencies.

The Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00. The Company is in compliance with all financial covenants as of March 31, 2021.

CIB Long-Term Debt

As part of the SAPESCO transaction, the Company assumed a $21.0 million debt obligation with Commercial International Bank (“CIB,” and collectively, “CIB Long-Term Debt”). Under the terms of its arrangement with CIB, the Company repaid $11.0 million of this balance during the third quarter of 2020 with the remaining $10.0 million due on August 15, 2021. Borrowings under the CIB Long-Term Debt incur interest at 2% per annum over 6 months LIBOR (to be settled on monthly basis) plus 50 basis points per annum. As of March 31, 2021 and December 31, 2020, this resulted in an interest rate of 2.5% and 2.3%, respectively. The Company’s CIB Long-Term Debt is secured by a letter of guarantee from Mashreqbank PSC.

Short-term debt

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	March 31, 2021	December 31, 2020

CIB Short-Term Debt	$2,061	$2,125
ABK Short-Term Debt	1,379	2,252
Other short-term borrowings from working capital facilities	38,670	37,983
Short-term debt, excluding current installments of long-term debt	$42,110	$42,360

SCHEDULE OF SHORT TERM DEBT OBLIGATIONS

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	March 31, 2021	December 31, 2020

CIB Short-Term Debt	$2,061	$2,125
ABK Short-Term Debt	1,379	2,252
Other short-term borrowings from working capital facilities	38,670	37,983
Short-term debt, excluding current installments of long-term debt	$42,110	$42,360

SCHEDULED PRINCIPAL PAYMENTS OF LONG TERM DEBT

Scheduled principal payments of long-term debt for periods subsequent to March 31, 2021 are as follows (in US$ thousands):

2021	$40,000
2022	45,000
2023	110,000
2024	45,000
2025	112,500
Thereafter	-
Total	$352,500